Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas Miami vedderprice.com

July 28, 2023

CONFIDENTIAL SUBMISSION VIA EDGAR

Draft Registration Statement

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re:	LeddarTech Holdings Inc.
Draft Registration Statement on Form F-4

Ladies and Gentlemen:

On behalf of our client, LeddarTech Holdings Inc. (the “Company”), we are submitting a draft Registration Statement on Form F-4 (the “Registration Statement”) via EDGAR to the Securities and Exchange Commission (the “SEC”) for confidential nonpublic review pursuant to the Jumpstart Our Business Startups Act (the “JOBS Act”). The Company hereby confirms that it is an “emerging growth company” (as defined in the JOBS Act) as of the date of the submission of the Registration Statement and that its securities have not been previously sold pursuant to an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”). In addition, on behalf of our client, we confirm to you that as of the date of this letter none of the disqualifying conditions set forth in Section 2(a)(19) of the Securities Act have occurred. The Registration Statement submitted herewith relates to the initial registration under Section 5 of the Securities Act of the Company’s Common Shares, Warrants to purchase Common Shares, Common Shares underlying Warrants, and Common Shares underlying Convertible Notes of LeddarTech Holdings Inc.

The Company undertakes to publicly file the Registration Statement and non-public draft submissions at least 15 days before the Company commences a road show or, if no road show is commenced, at least 15 days before the requested effective date of the Registration Statement.

If you have any questions or comments concerning this submission or require any additional information, please do not hesitate to call Juliette M. Todd at +1 (212) 407-7763 or Christopher G. Barrett at +1 (312) 609-7557.

222 North LaSalle Street | Chicago, lllinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, Vedder Price Pte. Ltd., which operates in Singapore, and Vedder Price (FL) LLP, which operates in Florida.

July 28, 2023

Very truly yours,

Juliette M. Todd

cc:

John T. Blatchford
Christopher G. Barrett
David Torralbo
Claude Savard